UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MHR Fund Management LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
             One Bryant Park
             New York, NY 10036

Form 13F File Number:     28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Hal Goldstein
Title:         Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein         New York, New York            August 16, 2010
-----------------         ------------------            ---------------
   [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------

Form 13F Information Table Entry Total:                            16
                                                           ----------

Form 13F Information Table Value Total:                    $1,362,410
                                                           ----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                     MHR Fund Management LLC
                                                    Form 13F Information Table
                                                   Quarter ended June 30, 2010



                                TITLE               VALUE       SHRS or   SH/  PUT/  INV.    OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISC.   MGERS      SOLE     SHARED  NONE
----------------------------  --------  ---------  ---------  ----------  ---  ----  -----   ------  ----------  ------  ----
DYNAVAX TECHNOLOGIES CORP     COM       268158102  $    828      445,000  SH         SOLE               445,000
ISTA PHARMACEUTICALS INC      COM NEW   45031X204  $    674      307,594  SH         SOLE               307,594
KEY ENERGY SVCS INC           COM       492914106  $152,998   16,666,419  SH         SOLE            16,666,419
L-1 IDENTITY SOLUTIONS INC    COM       50212A106  $ 56,807    6,936,139  SH         SOLE             6,936,139
LEAP WIRELESS INTL INC        COM NEW   521863308  $201,682   15,537,869  SH         SOLE            15,537,869
LIONS GATE ENTMNT CORP        COM NEW   535919203  $161,694   23,165,278  SH         SOLE            23,165,278
LORAL SPACE & COMMUNICATNS I  COM       543881106  $347,302    8,129,719  SH         SOLE             8,129,719
M & F WORLDWIDE CORP          COM       552541104  $ 22,423      827,400  SH         SOLE               827,400
MEDICAL NUTRITION USA INC     COM       58461X107  $  7,845    1,986,133  SH         SOLE             1,986,133
METROPCS COMMUNICATIONS INC   COM       591708102  $104,997   12,820,109  SH         SOLE            12,820,109
OMEGA NAVIGATION ENTERPRISES  CLASS A   Y6476R105  $  2,648    1,358,100  SH         SOLE             1,358,100
PENWEST PHARMACEUTICALS CO    COM       709754105  $    706      213,793  SH         SOLE               213,793
PRIDE INTL INC DEL            COM       74153Q102  $286,667   12,832,000  SH         SOLE            12,832,000
RAND LOGISTICS INC            COM       752182105  $  2,362      462,196  SH         SOLE               462,196
SEAHAWK DRILLING INC          COM       81201R107  $ 11,407    1,173,513  SH         SOLE             1,173,513
TIM PARTICIPACOES S A         SPONS ADR
                              PFD       88706P106  $  1,373       50,600  SH         SOLE                50,600

                                        Total      $1,362,410